Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 1,232,400	¥ 1,247,000	¥ 1,174,100
Provision for credit losses	(277,995)	(484,210)	(321,713)
Trading account profits (losses)—net	(824,420)	(410,368)	765,373
Equity investment securities gains (losses)—net	(38,042)	47,775	(37,541)
Foreign exchange gains (losses)—net	106,868	99,337	(281,790)
Equity in earnings of equity method investees—net	436,583	355,730	282,712
Impairment of goodwill	0	(147,564)	(383,810)
Impairment of intangible assets	(33,301)	(21,680)	(3,732)
Reversal of (provision for) off-balance sheet credit instruments	(46,339)	56,749	62,279
Impairment of assets held for sale (Note 2)	134,141	0	0
Income (loss) before income tax expense (benefit)	(58,727)	1,608,342	433,220
Fixed assets:	1,294,100
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	1,232,000	1,247,000	1,174,000
Provision for credit losses	(278,000)	(484,000)	(322,000)
Trading account profits (losses)—net	(1,174,000)	(678,000)	920,000
Equity investment securities gains (losses)—net	(109,000)	1,480,000	(618,000)
Debt investment securities gains (losses)—net	139,000	(129,000)	(403,000)
Foreign exchange gains (losses)—net	(9,000)	9,000	(145,000)
Equity in earnings of equity method investees—net	437,000	356,000	283,000
Impairment of goodwill	0	(148,000)
Impairment of intangible assets	(33,000)	(22,000)	(4,000)
Reversal of (provision for) off-balance sheet credit instruments	(46,000)	57,000	62,000
Impairment of assets held for sale (Note 2)	134,000	0	0
Other—net	(84,000)	(80,000)	(130,000)
Income (loss) before income tax expense (benefit)	(59,000)	1,608,000	433,000
Fixed assets:	0	0	2,268,000
U.S. GAAP adjustments and other	0	0	974,000
Segment Reconciling Items | Japanese GAAP
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets:	¥ 0	¥ 0	¥ 1,294,000